SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Accounts Receivable
Accounts	December 31,
receivable	2015		2016
Customer A	$	*		$1,576,400
Customer B	$	*		$1,368,956
Customer C		$2,996,042		$1,294,342
Customer D		$6,354,510	$	*
Customer F		$2,315,035	$	*
Customer G		$2,299,732	$	*

*	Represents less than 10%

Schedule of Property, Plant and Equipment, Depreciation, Estimated Lives
Buildings and plant	30 years
Machinery and equipment	15 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Schedule of Share-Based Compensation Expenses
	Year ended December 31,
	2014	2015	2016
Selling, general and administrative expenses	$1,544,078	$3,323,948	$2,501,957
Research and development expenses	12,310	—	—
Cost of sales	236,431	364,003	200,132
Total	$1,792,819	$3,687,951	$2,702,089